INCOME TAXES (Tables) - OLD PlayStudios, Inc.	12 Months Ended
Dec. 31, 2020
Summary of income before income taxes

Income before income taxes by tax jurisdiction consisted of the following (in thousands):

	Year Ended December 31,
	2020	2019	2018
United States	$8,738	$11,164	$4,696
Foreign	2,398	6,425	1,090
Total	$11,136	$17,589	$5,786

Summary of provision for current and deferred income taxes

Provision for current and deferred income taxes consist of the following (in thousands):

	Year Ended December 31,
	2020	2019	2018
Current tax expense:
Federal	$945	$241	$708
State	297	720	90
Foreign	791	665	259
	2,033	1,626	1,057
Deferred tax expense (benefit):
Federal	(3,045)	1,997	1,527
State	(748)	55	(322)
Foreign	89	297	702
	(3,704)	2,349	1,907
Income tax expense (benefit)	$(1,671)	$3,975	$2,964

Summary of difference between the actual rate and the federal statutory rate

The difference between the actual rate and the federal statutory rate was as follows:

	Year Ended December 31,
	2020	2019	2018
Statutory rate	21.0%	21.0%	21.0%
Foreign provision	(0.3)	(6.5)	10.2
State/province income tax	0.1	5.6	5.6
Stock compensation	(19.2)	7.5	40.1
Other effects of check-the-box election	(6.2)	0.2	—
Research credit	(11.5)	(5.9)	(24.1)
Adjustment to carrying value	(4.0)	(0.3)	(0.9)
Foreign tax credit	(9.1)	(0.7)	—
Valuation allowance	9.0	—	—
Foreign-derived intangible income deduction (FDII)	(2.7)	(1.1)	(3.4)
Non-deductible expenses-other	2.4	2.0	3.6
Foreign branch income	4.5	1.0	—
Other	1.0	(0.2)	(0.9)
Effective tax rate	(15.0)%	22.6%	51.2%

Summary of deferred tax assets and liabilities

Deferred tax assets and liabilities consisted of the following (in thousands):

	December 31,
	2020	2019
Deferred tax assets:
Tax credits	$6,882	$3,856
Accrued liabilities	5,576	486
Stock compensation	1,457	365
Intangibles	—	40
Deferred rent	74	78
Other	276	234
Total gross deferred tax assets	14,265	5,059

	December 31,
	2020	2019
Less: Valuation allowance	(1,002)	—
Total deferred tax asset	13,263	5,059
Deferred tax liabilities:
Intangibles	185	—
Property and equipment	12,457	8,123
Prepaid taxes	482	365
Total deferred tax liabilities	13,124	8,488
Deferred tax asset (liability), net	$139	$(3,429)

Summary of reconciliation of the total amounts of deferred tax asset valuation allowance

The following is a tabular reconciliation of the total amounts of deferred tax asset valuation allowance (in thousands):

	December 31,
	2020	2019
Balance at beginning of period	$—	$—
Charged to provision for income taxes	1,002	—
Other	—	—
Balance at end of period	$1,002	$—